Schedule of Receivables from Customers (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Receivables from customers, gross	$ 581,501	$ 598,307
Less: Allowance for expected credit loss	(3,652)	(3,758)
Receivables from customers, net	$ 577,849	$ 594,549